COMMITMENTS AND CONTINGENCIES COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Commitments [Line Items]
Loans and Leases Receivable, Net of Deferred Income	$ 9,900,970	$ 9,201,665
Unused Commitments to Extend Credit	2,853,059
Commercial & industrial
Other Commitments [Line Items]
Loans and Leases Receivable, Net of Deferred Income	3,007,509	2,465,877
Unused Commitments to Extend Credit	1,270,765
Lease financing
Other Commitments [Line Items]
Loans and Leases Receivable, Net of Deferred Income	72,987	88,364
Unused Commitments to Extend Credit	0
Construction real estate
Other Commitments [Line Items]
Loans and Leases Receivable, Net of Deferred Income	636,096	493,182
Unused Commitments to Extend Credit	374,008
Commercial real estate
Other Commitments [Line Items]
Loans and Leases Receivable, Net of Deferred Income	4,307,858	4,194,651
Commercial real estate-investor
Other Commitments [Line Items]
Loans and Leases Receivable, Net of Deferred Income	3,244,540
Unused Commitments to Extend Credit	139,754
Commercial real estate-owner
Other Commitments [Line Items]
Loans and Leases Receivable, Net of Deferred Income	1,063,318
Unused Commitments to Extend Credit	51,637
Residential real estate
Other Commitments [Line Items]
Loans and Leases Receivable, Net of Deferred Income	1,003,086	1,055,949
Unused Commitments to Extend Credit	28,895
Home equity
Other Commitments [Line Items]
Loans and Leases Receivable, Net of Deferred Income	743,099	771,869
Unused Commitments to Extend Credit	762,406
Installment
Other Commitments [Line Items]
Loans and Leases Receivable, Net of Deferred Income	81,850	82,589
Unused Commitments to Extend Credit	18,229
Credit card
Other Commitments [Line Items]
Loans and Leases Receivable, Net of Deferred Income	48,485	$ 49,184
Unused Commitments to Extend Credit	$ 207,365